CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Cash and cash equivalents at banks and on hand	$ 889		$ 448
Cash equivalents with original maturity of less than three months	800		1,454
Cash and cash equivalents	1,689		1,902
Less overdrafts	(1)		0		$ 0
Cash and cash equivalents, net of overdrafts, as presented in the consolidated statement of cash flows	1,688	[1]	1,902	[1]	$ 3,107	[1]	$ 2,239
Trade and other payables
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Current deposits from customers	556		426
Pakistan
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Cash and cash equivalents	$ 242		$ 165

[1]	** Overdrawn amount was US$1(2023 Nil, 2022: Nil).